Stated capital (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares	335,521
Shares issued on exercise of options (in shares)	1,150
Ending Balance, Number of shares	336,671
Beginning balance, Equity	$ (89.8)	$ (314.4)
Ending balance, Equity	(23.7)	(203.0)	[1]
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,419.7	5,403.1
Shares issued on exercise of options	5.1	15.3
Ending balance, Equity	5,424.8	$ 5,418.4	[1]
Share capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity	101.7
Shares issued on exercise of options	0.3
Ending balance, Equity	102.0
Share capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	100.7
Shares issued on exercise of options	0.3
Ending balance, Equity	101.0
Share premium
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,348.9
Shares issued on exercise of options	4.8
Ending balance, Equity	5,353.7
Share premium net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,319.0
Shares issued on exercise of options	4.8
Ending balance, Equity	$ 5,323.8

[1]	The closing balance of accumulated losses at 31 March 2025 reflects a depreciation adjustment, together with the associated deferred tax impact, which was previously incorporated into the opening balance at 31 December 2024, as disclosed in Note 34 to the 2025 Annual Report on Form 20-F.